Related-party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related-party transactions
39. Related-party transactions
Sibanye-Stillwater entered into related-party transactions with Rand Refinery, and its subsidiaries during the year. The transactions with these related parties are generally conducted with terms comparable to transactions with third parties, however in certain circumstances such as related-party loans, the transactions were not at arm’s length.
See note 1.3 for the Group structure, which provides further detail on the relationship between the parent and subsidiary companies.
Rand Refinery
Rand Refinery, in which Sibanye-Stillwater holds a 44.4% interest, has an agreement with the Group whereby it refines all of the Group’s gold production. For the year ended 31 December 2022, the Group received a dividend of R307 million (2021: R329 million and 2020: R112 million) from Rand Refinery, and sold gold and paid refining fees to Rand Refinery. See note 18.1 for additional information in respect of the Group’s investment in Rand Refinery.
The table below details the transactions and balances between the Group and its related parties:

Figures in million - SA rand	2022	2021	2020
Rand Refinery
Gold sales	187	319	298
Refining fees paid	(24)	(40)	(31)
Trade payable	(6)	(7)	(6)
Key management remuneration
Total key management personnel compensation recognised under IFRS[1]:

Figures in thousands - SA rand	2022	2021	2020
Short-term employee benefits	127,542	90,179	110,134
Post-employment benefits	6,957	4,421	6,009
Share-based payment	65,338	104,550	127,097
Total	199,837	199,150	243,240
1 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members (prescribed officers) and executive directors are disclosed under IFRS as key management personnel of Sibanye-Stillwater. For 2020, key management personnel included EVPs and executive directors
Other related party transaction
During the year, the Group sold equipment through an advertised bid process to Neal Froneman for a cash consideration of R75,000. The equipment was originally purchased by the Group in June 2016 for an amount of R201,653, and was fully depreciated and no longer in use at the time of disposal.
40. Directors' and prescribed officers' remuneration
The disclosure below incorporates remuneration for services rendered to various companies within the Group during the year.
The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary	Cash bonus accrued for 2022 paid in 2023	Accrual of share-based payment benefits	Pension scheme total contributions	Expense allowance and other benefits	2022	2021	2020
Executive directors
Neal Froneman[1]	13,824	12,066	170,348	1,268	526	198,032	291,582	57,973
Charl Keyter	6,875	5,542	73,960	982	123	87,482	143,428	28,963
Prescribed officers[2]
Chris Bateman								66,959
Shadwick Bessit								14,789
Hartley Dikgale								29,159
Dawie Mostert	4,728	3,789	41,530	645	73	50,765	71,734	16,655
Themba Nkosi	4,199	3,193	38,620	403	65	46,480	58,648	15,286
Wayne Robinson								19,272
Richard Stewart	5,734	4,703	48,961	644	83	60,125	83,011	18,873
Robert van Niekerk	5,784	4,641	67,465	643	99	78,632	114,686	22,975
Laurent Charbonnier[3]	10,067	6,995	4,663	81	2,296	24,102	23,472	2,614
Lerato Legong	3,947	3,010	2,007	538	51	9,553	7,679	2,875
Mika Seitovirta[4]	6,896	3,532	2,355	1,242	1,874	15,899	245	—
Charles Carter[5]	7,160	5,505	3,670	511	162	17,008	—	—
Total	69,214	52,976	453,579	6,957	5,352	588,078	794,485	296,393
[1] Entered into a dual service contract with effect 1 May 2018. Remuneration paid by Stillwater in US dollars was converted at the average exchange rate of R16.37/US$ (2021: R14.79/US$ and 2020: R16.46/US$) for the year ended 31 December 2022
2 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members are disclosed as prescribed officers of Sibanye-Stillwater. In 2020, the following individuals were also disclosed as prescribed officers:
•Chris Bateman — ceased performing an EVP role on 6 September 2020
•Shadwick Bessit — ceased performing an EVP role on 16 January 2021
•Hartley Dikgale — ceased performing an EVP role on 31 March 2020
•Wayne Robinson — not a C-suite member
[3] Assumed a prescribed officer role on 16 November 2020, remuneration paid in GBP was converted at the average exchange rate of R20.18/GBP (2021: R20.33/GBP and 2020: R21.10/GBP) for the year ended 31 December 2022
[4] Assumed a prescribed officer role on 14 December 2021, remuneration paid in Euros was converted at the average exchange rate of R17.20/Euro (2021: R17.49/Euro) for the year ended 31 December 2022
[5] Assumed a prescribed officer role on 23 May 2022, remuneration paid in US dollars converted at the average exchange rate of R16.37/US$
The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2022	2021	2020
Timothy Cumming	1,127	982	103	2,212	2,229	1,909
Savannah Danson	1,127	774	—	1,901	2,062	1,680
Harry Kenyon-Slaney	1,296	1,095	151	2,542	2,369	2,114
Richard Menell	2,288	232	215	2,735	2,719	2,114
Nkosemntu Nika	1,127	690	26	1,843	1,742	1,708
Keith Rayner	1,127	1,169	—	2,296	2,385	1,864
Susan van der Merwe	1,127	690	13	1,830	1,742	1,716
Jeremiah Vilakazi	1,127	535	—	1,662	1,795	1,422
Vincent Maphai	3,405	—	—	3,405	3,265	2,756
Elaine Dorward-King	1,296	531	976	2,803	1,618	1,107
Sindiswa Zilwa	1,127	694	—	1,821	1,807	—
Wang Bin	—	—	—	—	—	327
Lu Jiongjie	—	—	—	—	—	327
Total	16,174	7,392	1,484	25,050	23,733	19,044
The directors’ and prescribed officers’ (including their associates) direct and indirect share ownership at 31 December 2022 was:

	Number of shares			%
	2022	2021	2020	2022	2021	2020
Executive directors
Neal Froneman[1,2]	8,559,665	6,636,286	4,829,128	0.30	0.24	0.17
Charl Keyter[2]	1,466,181	2,866,791	1,775,994	0.05	0.10	0.06
Non-executive directors
Timothy Cumming[2]	6,000	6,000	1,242	—	—	—
Richard Menell[2]	10,125	15,125	84,625	—	—	—
Keith Rayner[2]	68,992	68,992	68,992	—	—	—
Susan van der Merwe[2]	1,028	1,028	1,027	—	—	—
Jeremiah Vilakazi[2]	4,220	2,000	—	—	—	—
Vincent Maphai[2]	199,724	152,135	50,000	0.01	0.01	—
Savannah Danson[2]	16,519	2,519	2,519	—	—	—
Harry Kenyon-Slaney[2,3]	16,852	16,852	16,852	—	—	—
Elaine Dorward-King[2,4]	10,000	10,000	4,800	—	—	—
Total share ownership by directors	10,359,306	9,777,728	6,835,179
Prescribed officers[5]
Chris Bateman			—			—
Shadwick Bessit			94,707			—
Hartley Dikgale			—			—
Dawie Mostert[2]	136,302	26,466	38,975	—	—	—
Themba Nkosi[2,6]	251,583	204,533	59,022	0.01	0.01	—
Wayne Robinson			184,333	—	—	0.01
Richard Stewart[2]	788,771	739,633	105,303	0.03	0.03	—
Robert van Niekerk[2]	1,766,770	875,261	24,341	0.06	0.03	—
Laurent Charbonnier[2,7]	151,012	151,012	35,620	0.01	0.01	—
Charles Carter[2,8]	300,000	—	—	0.01	—	—
Total	13,753,744	11,774,633	7,377,480
[1] Neal Froneman and his associates hold 225,408 ADRs at 31 December 2022 (2021: 90,479, 2020: 3,213) which convert to 901,632 (2021: 361,916, 2020: 12,852) ordinary shares in the Company
[2] Share ownership (including shares held by associates) in the Company at the date of this report was unchanged, except for the following:
•Neal Froneman — 8,833,665
•Charl Keyter — 1,616,481
•Vincent Maphai — 217,135
•Themba Nkosi — 283,753
•Charles Carter — 440,000
[3] Harry Kenyon-Slaney and his associates hold 4,213 ADRs at 31 December 2022 (2021 and 2020:4,213) which convert to 16,852 (2021 and 2020: 16,852) ordinary shares in the Company
[4] Elaine Dorward-King and her associates hold 2,500 ADRs at 31 December 2022 (2021: 2,500, 2020: 1,200) which convert to 10,000 (2021: 10,000, 2020: 4,800) ordinary shares in the Company
5 In 2021, Sibanye-Stillwater introduced a new executive level of management (referred to as the C-suite). Therefore from 2021, only C-suite members are disclosed as prescribed officers of Sibanye-Stillwater. In 2020, the following individuals were also disclosed as prescribed officers:
•Chris Bateman — ceased performing an EVP role on 6 September 2020
•Shadwick Bessit — ceased performing an EVP role on 16 January 2021
•Hartley Dikgale — ceased performing an EVP role on 31 March 2020
•Wayne Robinson — not a C-suite member
[6] Themba Nkosi and his associates hold 5,300 ADRs at 31 December 2022 which convert into 21,200 ordinary shares in the Company
[7] Laurent Charbonnier and his associates hold 37,753 ADRs at 31 December 2022 (2021: 37,753, 2020: 8,905) which convert to 151,012 (2021: 151,012, 2020: 35,620) ordinary shares in the Company